Quarterly Financial Information (Unaudited) - Quarterly Financial Information (Detail) - USD ($) $ in Thousands	3 Months Ended								9 Months Ended		12 Months Ended
	Jan. 02, 2016	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Quarterly Financial Information Disclosure [Abstract]
NET SALES	$ 5,935,281	$ 5,796,066	$ 5,842,547	$ 5,553,638	$ 5,753,732	$ 5,911,490	$ 5,897,944	$ 5,456,635	$ 17,240,870	$ 17,192,251	$ 23,127,532	$ 23,019,801	$ 22,297,178
COST OF GOODS SOLD	4,856,886	4,782,971	4,849,862	4,624,574	4,775,786	4,950,661	4,933,697	4,561,948	14,214,528	14,257,407	19,114,293	19,222,092	18,474,039
Gross profit	1,078,395	1,013,095	992,685	929,064	977,946	960,829	964,247	894,687	3,026,342	2,934,844	4,013,239	3,797,709	3,823,139
Operating expenses	1,026,112	939,844	970,726	886,729	864,317	903,640	899,926	877,570	2,728,138	2,797,299	3,823,411	3,545,453	3,502,640
Acquisition termination fees-net			287,500								287,500
Interest expense-net	74,354	69,927	69,981	70,913	70,966	71,432	73,626	73,178	189,759	210,821	285,175	289,202	306,087
Income (loss) before income taxes	(22,071)	3,324	239,478	(28,578)	42,663	(14,243)	(9,305)	(56,061)	54,813	214,224	192,153	(36,946)	(27,384)
INCOME TAX PROVISION (BENEFIT)	(12,126)	(2,063)	74,517	(35,693)	(5,183)	22,628	9,360	9,163	(78,117)	36,761	24,635	35,968	29,822
Net income (loss)	$ (9,945)	$ 5,387	$ 164,961	$ 7,115	$ 47,846	$ (36,871)	$ (18,665)	$ (65,224)	$ 132,930	$ 177,463	$ 167,518	$ (72,914)	$ (57,206)